Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Disaggregation of Group's Revenue from Contracts with Customers
Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	31.12.2020
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	6,725,312	—	6,725,312
Medium-duty engines	6,626,629	—	6,626,629
Light-duty engines	2,356,168	—	2,356,168
Other products and services (i)	4,809,921	—	4,809,921
Revenue from hospitality operations	39,630	23,510	63,140

Total revenue from contracts with customers	20,557,660	23,510	20,581,170

Geographical markets
People’s Republic of China	20,504,288	—	20,504,288
Other countries	53,372	23,510	76,882

Total revenue from contracts with customers	20,557,660	23,510	20,581,170

Timing of revenue recognition
At a point in time	20,518,030	—	20,518,030
Over time	39,630	23,510	63,140

Total revenue from contracts with customers	20,557,660	23,510	20,581,170

	31.12.2021
Segments	Yuchai	HLGE	Total
	RMB’000	RMB’000	RMB’000
Type of goods or services
Heavy-duty engines	7,410,771	—	7,410,771
Medium-duty engines	7,065,283	—	7,065,283
Light-duty engines	2,429,745	—	2,429,745
Other products and services (i)	4,304,918	77	4,304,995
Revenue from hospitality operations	43,417	11,719	55,136

Total revenue from contracts with customers	21,254,134	11,796	21,265,930

Geographical markets
People’s Republic of China	21,206,280	—	21,206,280
Other countries	47,854	11,796	59,650

Total revenue from contracts with customers	21,254,134	11,796	21,265,930

Timing of revenue recognition
At a point in time	21,210,718	8,067	21,218,785
Over time	43,416	3,729	47,145

Total revenue from contracts with customers	21,254,134	11,796	21,265,930

	31.12.2022
Segments	Yuchai	HLGE	Total	Total
	RMB’000	RMB’000	RMB’000	US$’000
Type of goods or services
Heavy-duty engines	5,061,991	—	5,061,991	728,145
Medium-duty engines	5,066,622	—	5,066,622	728,811
Light-duty engines	1,910,923	—	1,910,923	274,878
Other products and services (i)	3,910,703	176	3,910,879	562,563
Revenue from hospitality operations	47,527	32,694	80,221	11,539

Total revenue from contracts with customers	15,997,766	32,870	16,030,636	2,305,936

Geographical markets
People’s Republic of China	15,886,210	—	15,886,210	2,285,161
Other countries	111,556	32,870	144,426	20,775

Total revenue from contracts with customers	15,997,766	32,870	16,030,636	2,305,936

Timing of revenue recognition
At a point in time	15,950,239	7,702	15,957,941	2,295,479
Over time	47,527	25,168	72,695	10,457

Total revenue from contracts with customers	15,997,766	32,870	16,030,636	2,305,936

Note:

(i)	included sales of power generator sets, engine components, service-type maintenance services and others.

Summary of Change in Contract Balances

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Trade receivables (Note 15)	331,235	1,516,215	218,101
Capitalized contract cost	147,499	197,692	28,437
Contract liabilities (Note 24)	642,432	695,076	99,984

Schedule of revenue recognized
(a)	Set out below is the amount of revenue recognized from:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Amounts included in contract liabilities	874,391	544,495	78,323

Schedule of contract cost capitalized
(b)	Capitalized contract costs

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Capitalized contract costs relating to the projects on development of technology know-how
At January 1	127,704	147,499	21,217
Addition	19,795	50,193	7,220

At December 31	147,499	197,692	28,437

Summary of Performance Obligations
The transaction price allocated to the remaining unsatisfied performance obligations as of 31 December are, as follows:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Within one year	140,601	117,906	16,960
More than one year	69,172	77,339	11,125

Total unfulfilled service-type maintenance service (Note 24)	209,773	195,245	28,085